Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 14. FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements

The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 31, 2011:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Available for sale securities	$12.4	$4.2	$8.2	$–
Derivative assets	6.5	–	6.5	–
Liabilities:
Derivative liabilities	$18.6	$2.9	$15.7	$–

The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of January 1, 2011:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Available for sale securities	$12.2	$2.9	$9.3	$–
Derivative assets	16.9	.1	16.8	–
Liabilities:
Derivative liabilities	$10.3	$2.4	$7.9	$–

Available for sale securities include fixed income securities (primarily U.S. government and corporate debt securities) measured at fair value using quoted prices/bids. Derivatives that are exchange-traded are measured at fair value using quoted market prices and are classified within Level 1 of the valuation hierarchy. Derivatives measured based on inputs that are readily available in public markets are classified within Level 2 of the valuation hierarchy. Available for sale securities are included in “Other current assets” in the Consolidated Balance Sheets.

Non-recurring Fair Value Measurements

Long-lived assets with carrying amounts totaling $4.4 million were written down to their fair value of $1.3 million, resulting in an impairment charge of $3.1 million during 2011, which was included in “Other expense, net” in the Consolidated Statements of Operations. Of the $1.3 million, $1.1 million was primarily based on Level 2 inputs and $.2 million was primarily based on Level 3 inputs. These assets were in the Retail Branding and Information Solutions and Pressure-sensitive Materials segments, as well as in other specialty converting businesses.

Long-lived assets with carrying amounts totaling $3.4 million were written down to their fair values of $2.4 million, resulting in an impairment charge of $1.0 million during 2010, which was included in “Other expense, net” in the Consolidated Statements of Operations. The $2.4 million fair value write-down was based on Level 2 inputs. These assets were in the Retail Branding and Information Solutions and Pressure-sensitive Materials segments, as well as in other specialty converting businesses.

Long-lived assets with carrying amounts totaling $27.2 million were written down to their fair values totaling $9.5 million, resulting in impairment charges of $17.7 million during 2009. These charges were included in “Other expense, net” in the Consolidated Statements of Operations. Of the $9.5 million, $6.5 million was primarily based on Level 2 inputs and $3 million was primarily based on Level 3 inputs. These assets were in the Retail Branding and Information Solutions and Pressure-sensitive Materials segments.

Goodwill with a carrying amount of $1.21 billion was written down to its estimated implied fair value of $415 million, resulting in a non-cash impairment charge of $820 million in the first quarter of 2009. Additionally, certain indefinite-lived assets with a carrying value of approximately $30 million were written down to their estimated implied fair value of $18 million, resulting in a non-cash impairment charge of $12 million in the first quarter of 2009. The fair value measurements related to these assets were primarily based on discounted cash flows projections which are considered Level 3 inputs. These charges were included in “Goodwill and indefinite-lived intangible asset impairment charges” in the Consolidated Statements of Operations. Refer to Note 3, “Goodwill and Other Intangibles Resulting from Business Acquisitions,” for further information.